Subsequent event (Details Narrative) - Faculdades Integradas Padrao [Member] R$ in Thousands	Jan. 24, 2024 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Potential additional payment | R$	R$ 49,600
Total number of seats apporved | Number	3,203